Long-Term Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
2013	$ 150
2014	158
2015	168
2016	1,667
2017	0
Thereafter	300,000
Total	$ 302,143